Financial Risk Management - Analysis of the Age of Receivables from Financial Services that are Past Due (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2020	Mar. 31, 2019
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		¥ 5,161,165	¥ 5,405,250
Retail [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services	[1]	4,440,364	4,602,848
Wholesale [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		666,992	712,214
Financial assets past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		278,588	287,370
Financial assets past due [member] | Less than 30 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		216,371	226,333
Financial assets past due [member] | 30-59 days past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		45,147	43,221
Financial assets past due [member] | 60-89 days past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		10,025	7,690
Financial assets past due [member] | 90 days and greater past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		7,045	10,126
Financial assets past due [member] | Retail [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		254,352	253,823
Financial assets past due [member] | Retail [member] | Less than 30 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		199,260	204,475
Financial assets past due [member] | Retail [member] | 30-59 days past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		38,862	35,706
Financial assets past due [member] | Retail [member] | 60-89 days past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		9,621	7,572
Financial assets past due [member] | Retail [member] | 90 days and greater past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		6,609	6,070
Financial assets past due [member] | Finance lease [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		472	681
Financial assets past due [member] | Finance lease [member] | Less than 30 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		152	349
Financial assets past due [member] | Finance lease [member] | 30-59 days past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		31	108
Financial assets past due [member] | Finance lease [member] | 60-89 days past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		9	26
Financial assets past due [member] | Finance lease [member] | 90 days and greater past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		280	198
Financial assets past due [member] | Wholesale [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		23,764	32,866
Financial assets past due [member] | Wholesale [member] | Less than 30 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		16,959	21,509
Financial assets past due [member] | Wholesale [member] | 30-59 days past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		6,254	7,407
Financial assets past due [member] | Wholesale [member] | 60-89 days past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		395	92
Financial assets past due [member] | Wholesale [member] | 90 days and greater past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		¥ 156	¥ 3,858

[1]	The tables above represent the gross amounts of retail receivables by stages of ECL model since the expected credit losses are measured collectively by our finance subsidiaries and the balances of those receivables are not directly allocated to the risk ratings.